Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Significance of Service Fees Received from Lottery Administration Centers

The service fees received from the respective lottery administration centers represent net revenues recognized before the reduction of: (i) incentives paid to end users, (ii) the residual amount of lottery pool contributed by the Group and (iii) the cost of additional prize money to be shared between the lottery administration centers and the Group.

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Lottery administration center A	133,809	111,533	169,474	27,995
Lottery administration center B	34,744	43,440	75,212	12,424
Lottery administration center C	41,339	13,653	45,231	7,472